Common Stock, Treasury Stock and Additional Paid-In Capital - Equity and Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 15, 2016	Oct. 03, 2005	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 17, 2016	Jan. 27, 2010	Jun. 08, 2005	Jun. 06, 2005
Authorized Capital - Common Stock
Common stock - shares authorized			100,000,000	100,000,000					100,000,000
Common stock - par value			$ 0.01	$ 0.01			$ 0.01		$ 0.01
Common stock - shares issued			41,375,461	51,382,492
Authorized Capital - Preferred Stock
Preferred stock - shares authorized			25,000,000	25,000,000					25,000,000
Preferred stock - par value			$ 0.01	$ 0.01					$ 0.01
Dividends
Dividends declared and paid			$ 3,805	$ 3,926	$ 2,403
Share Issuance and Repurchase
Stock value acquired and cancelled			99,580
Aggregate repurchase price			$ 99,580	$ 0	$ 0
Leveret
Authorized Capital - Common Stock
Common stock - par value								$ 0.01
Common stock - shares issued								30,472,827
Share Issuance and Repurchase
Stock percentage repurchased and retired during period		8.00%
Stock value acquired and cancelled		$ 35,000
Founder of the Company
Authorized Capital - Common Stock
Repurchase and retirement of common stock, shares	11,303,031
Share Issuance and Repurchase
Aggregate repurchase price	$ 99,580
Approved number of shares for repurchase						11,303,031